Schedule of Principal Items Comprising Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Inventory capitalization	$ 5,687	$ 5,267
Non-deductible accruals	1,251	1,125
Accrued employee benefits	9,797	7,614
Net-operating loss and credit carryforwards	54,192	48,738
Share-based compensation expense	7,192	7,925
Other	5,488	3,242
Valuation allowances	(16,558)	(21,797)
Total deferred income tax assets	67,049	52,114
Tax over book accumulated depreciation	(28,184)	(24,174)
Intangible assets	(28,202)	(24,649)
Tax on unremitted earnings	(11,662)	(13,090)
Convertible debt	(8,662)	(11,376)
Other	(5,728)	(4,020)
Total deferred income tax liabilities	(82,438)	(77,309)
Net deferred income taxes	$ (15,389)	$ (25,195)